NOTES PAYABLE (Details) (USD $)	3 Months Ended		12 Months Ended		77 Months Ended	80 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended				1 Months Ended	0 Months Ended			0 Months Ended	77 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014	Jul. 24, 2007 Founders [Member]	Feb. 28, 2011 Founders [Member]	Dec. 31, 2013 Founders [Member]	Dec. 31, 2012 Founders [Member]	Dec. 31, 2013 Chief Scientific Officer [Member]	Dec. 31, 2013 Clinical Development Officer [Member]	Feb. 28, 2011 Chief Executive Officer [Member]	Feb. 05, 2010 Reimbursement of Research and Development Consideration [Member] Prostagenics Agreement [Member]	Feb. 05, 2010 Notes Issued August 20, 2013 [Member] Prostagenics Agreement [Member]	Dec. 31, 2013 Note Payable to the Estate of Daniel Miller [Member]	Feb. 05, 2010 Prostagenics Agreement [Member]	Dec. 31, 2013 Prostagenics Agreement [Member]
NOTES PAYABLE (Details) [Line Items]
Proceeds from Related Party Debt	$ 0	$ 0	$ 0	$ 0	$ 14,205	$ 14,205	$ 3,205						$ 11,000
Notes Payable, Related Parties, Current	201,705		201,705	201,705	201,705	201,705			3,205	3,205	125,000	62,500
Number of Consultants																	3
Accrued Research and Development Fees, Current															284,500
Payments to Acquire Intangible Assets	0	0	0	0	230,000	230,000								284,500
Research and Development Expense	115,250	27,000	332,692	73,335	2,258,109	2,373,359												284,500
Notes Payable																97,000
Financing Amount to Raise Prior to Payments for Consulting Agreements									$ 2,500,000
Debt Instrument, Interest Rate Terms								non-interest bearing
Debt Instrument, Payment Terms									agreed to repay the advance with common stock at $0.20 per share at a future date to be determined